Leases (Tables)	12 Months Ended
Mar. 31, 2024
Leases [Abstract]
Schedule of Supplemental Cash Flow Disclosures
Supplemental disclosures of cash flow information related to operating leases are as follows:

	As of March 31,
(in millions)	2024	2023	2022
Cash flows used for operating leases	$(35)	$(47)	$(42)
Operating lease right-of-use assets obtained in exchange for lease obligations	$28	$16	$3
The Company’s weighted average remaining lease term and discount rate for operating leases are as follows:

	As of March 31,
	2024	2023	2022
Weighted average discount rate	2.85%	2.58%	2.42%
Weighted average remaining lease term (in years)	14.24	15.21	15.20

Schedule of Operating Lease Liability Maturity
Maturity of total operating lease liabilities as of March 31, 2024 is as follows (in millions):

Fiscal Year	Total
2025	$33
2026	29
2027	23
2028	20
2029	15
Thereafter	141
Total minimum lease payments	261
Less imputed interest	(40)
Total operating lease liabilities	221
Less: current portion of operating lease liabilities	27
Non-current portion of operating lease liabilities	$194